Commitments and Contingencies - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jun. 30, 2014 USD ($) Securities	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Commitments and Contingencies Disclosure [Line Items]
Unrecognized tax benefits		$ 2,622,000	16,270,000	9,970,000
Number of putative securities class actions filed in which the company was named as a defendant	2
Amended complaint filing date		February 2, 2015	February 2, 2015
Complaint dismissal date	Mar. 19, 2015
Provision for any expenses that might arise from the class action lawsuit	$ 0